Expenses (Details) - Schedule of Staffing Expenses Consists - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Staffing Expenses Consists [Abstract]
Salaries, wages and bonus	$ 775,319	$ 555,591
Contribution to a gratuity fund	29,774	30,606
EPF, ESIC and labour welfare fund	19,719	34,738
Staff welfare expenses	19,286	13,044
Total expenses	$ 844,098	$ 633,979